Offerings - Offering: 1	May 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	9,000,000
Proposed Maximum Offering Price per Unit	23.75
Maximum Aggregate Offering Price	$ 213,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 29,518.88
Offering Note	(1) In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional shares of the registrant's common stock that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Estimated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, solely for the purpose of computing the registration fee, based on the average of the high and low prices of the securities being registered hereby on NASDAQ on May 21, 2026. (3) Represents shares of common stock subject to issuance in connection with the 2026 Equity Compensation Plan.